Summary of Changes in Stockholder's Equity Attributable to Cinemark USA, Inc (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Subsidiary or Equity Method Investee [Line Items]
Fair value adjustments on interest rate swap agreements designated as hedges, tax	$ 428	$ 375	$ 557	$ 3,786	$ 4,339
Fair value adjustments on available-for-sale securities, tax	833	2,550	1,499	8,128	3,425
Cinemark USA, Inc. Stockholder's Equity
Subsidiary or Equity Method Investee [Line Items]
Fair value adjustments on interest rate swap agreements designated as hedges, tax	428	375
Fair value adjustments on available-for-sale securities, tax	$ 833	$ 2,550